Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC
Accumulated Other Comprehensive Income (Loss)

8.ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in each component of accumulated other comprehensive loss consisted of the following:

				Accumulated
		Foreign currency		other
	Change in	translation	Cash flow hedge	comprehensive
	retirement plans	adjustments	adjustments	loss
Balance — January 2, 2016	$(7,607)	$(19,915)	$(944)	$(28,466)
Foreign currency translation adjustment	—	5,277	—	5,277
Loss on cash flow hedges	—	—	(3,292)	(3,292)
Balance — July 2, 2016	$(7,607)	$(14,638)	$(4,236)	$(26,481)

Balance — December 27, 2014	$(9,730)	$(5,816)	$—	$(15,546)
Foreign currency translation adjustment	—	(5,235)	—	(5,235)
Balance — June 27, 2015	$(9,730)	$(11,051)	$—	$(20,781)

(9) Accumulated Other Comprehensive Loss

The changes in each component of accumulated other comprehensive loss consisted of the following:

	Change in retirement plans	Foreign currency translation adjustments	Cash flow hedge adjustments	Accumulated other comprehensive loss

Balance — December 29, 2012	$(9,130)	$—	$—	$(9,130)

Postretirement liability adjustment	3,085	—		3,085

Balance — December 28, 2013	$(6,045)	$—	$—	$(6,045)

Postretirement curtailment adjustment	(942)	—	—	(942)
Postretirement liability adjustment	(2,743)	—	—	(2,743)
Foreign currency translation adjustment	—	(5,816)	—	(5,816)

Balance — December 27, 2014	$(9,730)	$(5,816)	$—	$(15,546)

Postretirement liability adjustment	2,123	—	—	2,123
Foreign currency translation adjustment	—	(14,099)	—	(14,099)
Loss on cash flow hedges	—	—	(944)	(944)

Balance — January 2, 2016	$(7,607)	$(19,915)	$(944)	$(28,466)